Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Derivative Instruments

6. DERIVATIVE INSTRUMENTS

From time to time, we use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives are determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation.

Interest Rate Swap Agreements. Historically, we have used interest rate swaps from time to time to manage the risk of unfavorable movements in interest rates on a portion of the then outstanding loan balance under our senior secured credit facility. In August 2009, we entered into four interest rate swap agreements with notional amounts aggregating $300.0 million, and a weighted average fixed LIBOR rate of 2.5825%.

Our interest rate swap agreements were designated as cash flow hedges for accounting purposes, and the hedges were considered effective. As such, the effective portion of the gain or loss on the derivative instrument was reported as a component of accumulated other comprehensive income (loss) and reclassified into interest expense in our consolidated statement of operations in the period in which it affected income (loss).

These interest rate swap agreements expired on December 31, 2011. We currently have no interest rate swap agreements in place.

Foreign Currency Exchange Rate Contracts. We utilize Mexican Peso (MXN) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign currency exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXN. Foreign currency exchange forward contracts held as of September 29, 2012 expire weekly through June 2013. While our foreign currency exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our unaudited condensed consolidated statements of operations.

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	September 29, 2012	December 31, 2011	September 29, 2012	December 31, 2011
Foreign currency exchange contracts not designated as hedges	186,230	197,900	$12,874	$14,576

The following table summarizes the location and fair value of derivative instruments in our unaudited condensed consolidated balance sheets (in thousands):

	Balance Sheet Location	September 29, 2012	December 31, 2011
Derivative Assets:
Foreign currency exchange forward contracts not designated as hedges	Other current assets	$1,459	$—

Derivative Liabilities:
Foreign currency exchange forward contracts not designated as hedges	Other current liabilities	$—	$545

The following table summarizes the effect of derivative instruments on our unaudited condensed consolidated statements of operations (in thousands):

		Three Months Ended		Nine Months Ended
	Location of gain (loss)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$—	$(1,807)	$—	$(5,384)
Foreign currency exchange forward contracts not designated as hedges	Other income (expense), net	281	(2,121)	2,004	(2,088)

		$281	$(3,928)	$2,004	$(7,472)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Interest rate swaps designated as cash flow hedges	$—	$9	$—	$435

11.	DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives is determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements were designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives were recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements. Our Senior Secured Credit Facility is subject to floating interest rates. Historically, we used interest rate swaps to manage the risk of unfavorable movements in interest rates on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. In August 2009, we entered into four interest swap agreements with notional amounts aggregating $300.0 million, and a weighted average fixed LIBOR rate of 2.5825%. These interest rate swap agreements expired on December 31, 2011.

Our interest rate swap agreements were designated as cash flow hedges for accounting purposes, and the hedges were considered effective. As such, the effective portion of the gain or loss on the derivative instrument was reported as a component of accumulated other comprehensive income (loss) and reclassified into interest expense in our consolidated statement of operations in the period in which it affected income (loss).

Foreign Exchange Rate Contracts. We utilize Mexican Peso (MXN) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXN. These foreign exchange forward contracts expire weekly throughout fiscal year 2012. While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our accompanying consolidated statements of operations.

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Foreign exchange contracts not designated as hedges	197,900	116,910	$14,576	$9,428

The following table summarizes the fair value of derivative instruments in our consolidated balance sheets (in thousands):

	Balance Sheet Location	December 31, 2011	December 31, 2010
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$—	$374

Derivative Liabilities:
Interest rate swap agreements designated as cash flow hedges	Other current liabilities	$—	$6,707
Foreign exchange forward contracts not designated as hedges	Other current liabilities	545	—

		$545	$6,707

The following table summarizes the effect our derivative instruments have on our consolidated statements of operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(7,154)	$(12,211)	$(18,164)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	(830)	285	2,913

		$(7,984)	$(11,926)	$(15,251)

(1)	Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest rate swap agreements designated as cash flow hedges	$447	$7,674	$16,136